Aptus Large Cap Upside ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 90.6%	Shares	Value
Basic Materials - 0.6%
Linde PLC (a)	1,257	$574,411

Communications - 12.5%
Alphabet, Inc. - Class A (a)	4,629	1,564,602
Alphabet, Inc. - Class C (a)	4,560	1,543,697
Amazon.com, Inc. (a)(b)	8,178	1,956,995
AT&T, Inc. (a)	33,958	890,039
Cisco Systems, Inc. (a)	7,991	625,855
DoorDash, Inc. - Class A (b)	1,746	357,267
MercadoLibre, Inc. (a)(b)	417	895,628
Meta Platforms, Inc. - Class A (a)	1,298	930,017
Motorola Solutions, Inc. (a)	1,789	720,144
Netflix, Inc. (a)(b)	7,896	659,237
Palo Alto Networks, Inc. (a)(b)	3,670	649,480
Spotify Technology SA (a)(b)	639	319,724
T-Mobile US, Inc.	2,142	422,424
Uber Technologies, Inc. (b)	5,285	423,064
		11,958,173

Consumer, Cyclical - 7.2%
Chipotle Mexican Grill, Inc. (a)(b)	10,758	418,163
Costco Wholesale Corp. (a)	727	683,562
Dollar General Corp.	7,864	1,127,934
Fastenal Co. (a)	10,522	456,234
Home Depot, Inc. (a)	1,520	569,377
Live Nation Entertainment, Inc. (b)	4,721	686,669
Royal Caribbean Cruises Ltd.	1,535	498,338
TJX Cos., Inc. (a)	5,984	896,463
Warner Music Group Corp. - Class A	24,509	734,780
WW Grainger, Inc. (a)	797	860,712
		6,932,232

Consumer, Non-cyclical - 25.1% (c)
AbbVie, Inc. (a)	3,611	805,289
Altria Group, Inc. (a)	13,687	848,457
Automatic Data Processing, Inc. (a)	2,784	687,147
Bristol-Myers Squibb Co.	11,472	631,534
Cencora, Inc. (a)	3,791	1,361,803
Centene Corp. (b)	14,471	626,884
Church & Dwight Co., Inc. (a)	8,830	849,887
Cigna Group	2,154	590,433
Coca-Cola Co. (a)	12,802	957,718
Colgate-Palmolive Co. (a)	9,503	858,026
Eli Lilly & Co. (a)	801	830,757
Gilead Sciences, Inc.	7,016	995,921
Hershey Co. (a)	4,708	916,883
Johnson & Johnson (a)	5,040	1,145,340
Kimberly-Clark Corp. (a)	6,619	661,834
Kroger Co.	8,443	530,643
McKesson Corp. (a)	1,530	1,271,751
Merck & Co., Inc. (a)	6,420	707,933
Monster Beverage Corp. (a)(b)	13,428	1,084,445
PepsiCo, Inc. (a)	5,178	795,496
Philip Morris International, Inc. (a)	5,853	1,050,262
Procter & Gamble Co. (a)	5,367	814,550
Rollins, Inc. (a)	16,139	1,022,244
Royalty Pharma PLC - Class A	16,378	682,635
Sysco Corp. (a)	10,927	916,229
UnitedHealth Group, Inc. (a)	1,628	467,122
Verisk Analytics, Inc. (a)	3,336	725,447
Vertex Pharmaceuticals, Inc. (a)(b)	1,651	775,805
Zimmer Biomet Holdings, Inc.	5,010	436,221
		24,048,696

Energy - 2.9%
Cheniere Energy, Inc. (a)	2,718	574,911
Exxon Mobil Corp. (a)	6,279	887,851
Marathon Petroleum Corp. (a)	4,296	756,912
Williams Cos., Inc. (a)	8,219	552,810
		2,772,484

Financial - 13.6%
Arch Capital Group Ltd. (a)(b)	8,053	773,410
Arthur J Gallagher & Co. (a)	2,739	683,024
Cboe Global Markets, Inc.	4,037	1,070,047
Chubb Ltd. (a)	3,037	940,134
Circle Internet Group, Inc. (b)	5,554	355,067
CME Group, Inc.	4,011	1,159,420
Crown Castle, Inc.	4,788	415,646
Hartford Insurance Group, Inc. (a)	4,158	561,580
Marsh & McLennan Cos., Inc. (a)	3,567	671,274
Mastercard, Inc. - Class A (a)	1,462	787,711
Progressive Corp. (a)	3,500	728,000
Rocket Cos., Inc. - Class A	50,635	907,886
Travelers Cos., Inc. (a)	2,053	584,099
Ventas, Inc.	7,684	596,816
Visa, Inc. - Class A (a)	2,328	749,220
W R Berkley Corp. (a)	13,810	947,090
Welltower, Inc. (a)	5,537	1,042,949
		12,973,373

Industrial - 5.0%
General Dynamics Corp. (a)	2,510	881,236
Howmet Aerospace, Inc.	2,378	494,814
Lockheed Martin Corp. (a)	1,291	818,778
Northrop Grumman Corp.	1,238	857,018
Republic Services, Inc. (a)	4,084	878,427
Waste Management, Inc. (a)	3,903	867,403
		4,797,676

Technology - 20.8%
Apple, Inc. (a)	18,270	4,740,700
Broadcom, Inc.	2,468	817,648
Broadridge Financial Solutions, Inc.	3,345	659,333
Datadog, Inc. - Class A (a)(b)	5,271	681,646
Electronic Arts, Inc.	3,643	742,880
Fiserv, Inc. (a)(b)	4,300	274,039
Fortinet, Inc. (a)(b)	7,301	593,279
Leidos Holdings, Inc. (a)	4,231	796,613
Microsoft Corp. (a)	9,393	4,041,714
NVIDIA Corp. (a)	24,444	4,671,982
Paychex, Inc. (a)	4,653	479,864
ServiceNow, Inc. (a)(b)	4,169	487,815
Veeva Systems, Inc. - Class A (b)	2,331	475,337
Workday, Inc. - Class A (b)	2,408	422,917
		19,885,767

Utilities - 2.9%
American Water Works Co., Inc.	3,481	449,502
Consolidated Edison, Inc.	5,367	572,283
Entergy Corp. (a)	8,751	839,133
PPL Corp.	24,350	882,688
		2,743,606
TOTAL COMMON STOCKS (Cost $82,452,436)		86,686,418

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (d)	4,736,006	4,736,006
TOTAL MONEY MARKET FUNDS (Cost $4,736,006)		4,736,006

TOTAL INVESTMENTS - 95.5% (Cost $87,188,442)		91,422,424
Other Assets in Excess of Liabilities - 4.5%		4,323,723
TOTAL NET ASSETS - 100.0%		$95,746,147

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of January 31, 2026 was $45,128,608.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Aptus Large Cap Upside ETF
Schedule of Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTSOA6 (a)	Goldman Sachs	Receive	EFFR	Termination	09/08/2026	$51,551,423	$3,915,101
RCXTSOA6 (a)	Goldman Sachs	Receive	EFFR	Termination	05/26/2027	46,341,923	317,677
Net Unrealized Appreciation (Depreciation)						0	$4,232,778

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.
EFFR - Effective Federal Funds Rate was 3.64% as of January 31, 2026.

(a) The Systematic Equity Futures Trend and Dynamic PutWrite Series 1 (“RCXTSOA6” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The Index generally is made up of S&P Index options and futures. As of January 31, 2026, the components of the Index are provided below.

The underlying components of the index as of January 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
E-mini S&P 500 March Index	03/20/2026	7,019	$48,890,937	49.94%
Total Futures Contracts			48,890,937	49.94%
Option Contracts:
S&P 500 Weekly Index P6765	02/02/2026	(97.12)	(115)	0.00%
S&P 500 Weekly Index P6795	02/02/2026	(380.55)	(786)	0.00%
S&P 500 Weekly Index P6820	02/02/2026	(341.92)	(1,172)	0.00%
S&P 500 Weekly Index P6850	02/02/2026	(1254.15)	(7,654)	-0.01%
S&P 500 Weekly Index P6765	02/03/2026	(207.15)	(748)	0.00%
S&P 500 Weekly Index P6795	02/03/2026	(134.35)	(725)	0.00%
S&P 500 Weekly Index P6800	02/03/2026	(96.69)	(558)	0.00%
S&P 500 Weekly Index P6805	02/03/2026	(381.21)	(2,343)	0.00%
S&P 500 Weekly Index P6860	02/03/2026	(167.28)	(2,125)	0.00%
S&P 500 Weekly Index P6745	02/04/2026	(134.42)	(666)	0.00%
S&P 500 Weekly Index P6775	02/04/2026	(96.32)	(667)	0.00%
S&P 500 Weekly Index P6780	02/04/2026	(207.51)	(1,513)	0.00%
S&P 500 Weekly Index P6900	02/04/2026	(167.19)	(4,462)	0.00%
S&P 500 Weekly Index P6725	02/05/2026	(96.36)	(626)	0.00%
S&P 500 Weekly Index P6755	02/05/2026	(134.65)	(1,185)	0.00%
S&P 500 Weekly Index P6940	02/05/2026	(166.62)	(7,798)	-0.01%
S&P 500 Weekly Index P6730	02/06/2026	(96.53)	(1,042)	-0.01%
S&P 500 Weekly Index P6920	02/06/2026	(165.92)	(7,723)	-0.01%
S&P 500 Weekly Index P6920	02/09/2026	(166.37)	(8,553)	-0.02%
S&P 500 Weekly Index P6970	02/10/2026	(166.39)	(12,385)	-0.01%
S&P 500 Weekly Index P6975	02/11/2026	(165.72)	(13,375)	-0.01%
S&P 500 Weekly Index P6960	02/12/2026	(165.55)	(12,861)	-0.01%
S&P 500 Weekly Index P6925	02/13/2026	(165.77)	(11,142)	-0.01%
S&P 500 Weekly Index P6940	02/17/2026	(166.43)	(12,824)	-0.01%
S&P 500 Weekly Index P6940	02/18/2026	(166.23)	(13,317)	-0.01%
S&P 500 Weekly Index P6800	02/19/2026	(166.39)	(7,678)	-0.01%
S&P 500 Weekly Index P6875	02/20/2026	(167.95)	(11,226)	-0.02%
S&P 500 Weekly Index P6910	02/23/2026	(167.48)	(13,387)	-0.01%
S&P 500 Weekly Index P6920	02/24/2026	(167.13)	(14,365)	-0.01%
S&P 500 Weekly Index P6950	02/25/2026	(167.16)	(16,588)	-0.02%
S&P 500 Weekly Index P6980	02/26/2026	(166.78)	(19,299)	-0.02%
S&P 500 Weekly Index P6980	02/27/2026	(166.34)	(19,665)	-0.02%
S&P 500 Weekly Index P6970	03/02/2026	(166.38)	(19,372)	-0.02%
S&P 500 Weekly Index P6940	03/03/2026	(166.54)	(17,917)	-0.02%
Total Options Contracts			(265,862)	-0.27%
Cash
Cash			49,268,271	50.33%
Total Underlying Positions			$97,893,346	100.00%

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Aptus Large Cap Upside ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$86,686,418	$–	$–	$86,686,418
Money Market Funds	4,736,006	–	–	4,736,006
Total Investments	$91,422,424	$–	$–	$91,422,424

Other Financial Instruments:
Total Return Swaps*	$–	$4,232,778	$–	$4,232,778
Total Other Financial Instruments	$–	$4,232,778	$–	$4,232,778

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.